Filed Pursuant to Rule 497(c)
1933 Act Registration File No. 333-182274
1940 Act File No. 811-22310

EXPLANATORY NOTE

On behalf of ETF Managers Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the fees and expenses table risk/return summary information contained in the definitive Prospectus dated January 31, 2017, for  BlueStar TA-BIGITech Israel Technology ETF, Etho Climate Leadership U.S. ETF, and Tierra XP Latin America Real Estate ETF, filed pursuant to Rule 497(c) on February 1, 2017  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(c) filing (Accession Number 0000894189-17-000549).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE